Quarterly Report
April 30, 2024
MFS®  High Income Fund
MFH-Q1

Portfolio of Investments
4/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.2%
Aerospace & Defense – 3.8%
Boeing Co., 6.298%, 5/01/2029 (n)(w)	$5,779,000	$5,801,956
Bombardier, Inc., 7.5%, 2/01/2029 (n)	3,965,000	4,055,917
Bombardier, Inc., 8.75%, 11/15/2030 (n)	1,861,000	1,979,896
Bombardier, Inc., 7.25%, 7/01/2031 (n)	2,653,000	2,659,530
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	4,985,000	4,960,075
Moog, Inc., 4.25%, 12/15/2027 (n)	8,036,000	7,500,283
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	8,610,000	9,524,781
TransDigm, Inc., 5.5%, 11/15/2027	6,679,000	6,490,750
TransDigm, Inc., 6.75%, 8/15/2028 (n)	5,682,000	5,706,143
TransDigm, Inc., 4.625%, 1/15/2029	5,570,000	5,102,064
TransDigm, Inc., 6.375%, 3/01/2029 (n)	3,336,000	3,310,524
TransDigm, Inc., 6.875%, 12/15/2030 (n)	10,675,000	10,747,584
		$67,839,503
Airlines – 1.0%
Air Canada, 3.875%, 8/15/2026 (n)	$8,870,000	$8,414,324
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	7,066,305	6,824,162
Hawaiian Brand Intellectual Property Ltd., 5.75%, 1/20/2026 (n)	2,182,000	2,046,475
		$17,284,961
Apparel Manufacturers – 0.2%
Wolverine World Wide, Inc., 4%, 8/15/2029 (n)	$5,463,000	$4,363,430
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.627% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK) to 4/26/2050 (a)(n)(p)	$858,042	$86
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “G”, CDO, FLR, 5.827% ((SOFR - 3mo. + 0.26161%) + 1.5% Cash or PIK) to 4/26/2050 (a)(n)(p)	2,734,631	273
		$359
Automotive – 1.4%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	$5,579,000	$5,586,351
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	2,909,000	2,914,923
Dana, Inc., 5.375%, 11/15/2027	4,828,000	4,665,326
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	6,002,000	4,956,925
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	4,358,000	3,733,465
Wabash National Corp., 4.5%, 10/15/2028 (n)	3,798,000	3,412,646
		$25,269,636
Broadcasting – 0.9%
AMC Networks, Inc., 10.25%, 1/15/2029 (n)	$2,186,000	$2,182,022
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	6,397,000	6,545,327
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	7,728,000	6,919,160
		$15,646,509
Brokerage & Asset Managers – 1.4%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$6,465,000	$6,659,273
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	5,294,000	5,750,386
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	3,960,000	3,733,754
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	3,290,000	3,088,003
LPL Holdings, Inc., 4%, 3/15/2029 (n)	2,172,000	1,969,482
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	3,692,000	3,284,788
		$24,485,686

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 4.1%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$5,391,000	$4,724,105
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	3,817,000	3,220,712
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	6,382,000	5,624,405
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	8,369,000	7,731,028
Interface, Inc., 5.5%, 12/01/2028 (n)	2,939,000	2,756,312
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	1,632,000	1,620,783
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	6,574,000	5,953,785
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	6,857,000	6,440,997
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	2,174,000	2,222,841
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	7,236,000	7,321,790
SRM Concrete, 8.875%, 11/15/2031 (n)	8,030,000	8,456,742
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	3,280,000	3,093,800
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	8,162,000	7,228,695
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	7,184,000	6,940,739
		$73,336,734
Business Services – 0.7%
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	$4,410,000	$4,208,570
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	4,853,000	4,643,391
Sunoco LP, 7.25%, 5/01/2032 (n)	3,285,000	3,336,435
		$12,188,396
Cable TV – 6.4%
Cable One, Inc., 4%, 11/15/2030 (n)	$9,922,000	$7,569,538
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	5,442,000	5,100,092
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	17,543,000	14,577,273
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	10,838,000	8,807,516
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	2,619,000	1,897,495
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	8,240,000	6,321,820
CSC Holdings LLC, 7.5%, 4/01/2028 (n)	3,000,000	1,623,121
CSC Holdings LLC, 11.75%, 1/31/2029 (n)	3,339,000	2,966,451
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	7,090,000	3,109,108
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	2,725,000	1,730,979
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	2,409,000	2,342,376
DISH DBS Corp., 7.75%, 7/01/2026	3,750,000	2,353,416
DISH DBS Corp., 5.25%, 12/01/2026 (n)	4,667,000	3,670,052
DISH DBS Corp., 5.125%, 6/01/2029	3,990,000	1,602,709
DISH Network Corp., 11.75%, 11/15/2027 (n)	2,404,000	2,423,321
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	7,318,000	6,782,508
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	6,585,000	5,870,009
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	7,954,000	7,383,204
Videotron Ltd., 5.125%, 4/15/2027 (n)	3,998,000	3,862,931
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	4,820,000	3,947,316
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	8,403,000	7,480,533
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	13,965,000	11,587,413
		$113,009,181
Chemicals – 2.4%
Chemours Co., 4.625%, 11/15/2029 (n)	$5,711,000	$4,893,587
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	4,389,000	3,708,741
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	7,429,000	6,686,738
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	6,327,000	5,877,014
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	7,059,000	6,513,229
SNF Group SACA, 3.375%, 3/15/2030 (n)	9,169,000	7,884,315
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)	7,561,000	7,874,968
		$43,438,592

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.8%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8%, 6/15/2029 (n)		$5,344,000	$5,497,939
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		5,768,000	5,253,048
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		3,833,000	3,617,876
			$14,368,863
Computer Software - Systems – 1.0%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$3,349,000	$2,963,449
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		1,554,000	1,452,367
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		11,428,000	11,108,222
Virtusa Corp., 7.125%, 12/15/2028 (n)		3,340,000	3,009,674
			$18,533,712
Conglomerates – 3.0%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$4,184,000	$3,822,081
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		10,877,000	9,908,637
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		5,272,000	5,659,513
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		9,813,000	9,725,071
Gates Global LLC, 6.25%, 1/15/2026 (n)		4,509,000	4,509,966
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		6,247,000	5,796,244
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		2,729,000	2,793,359
TriMas Corp., 4.125%, 4/15/2029 (n)		12,304,000	11,044,020
			$53,258,891
Construction – 1.2%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$5,437,000	$5,374,076
Empire Communities Corp., 9.75%, 5/01/2029 (n)		4,380,000	4,464,446
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		2,590,000	2,479,692
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		4,490,000	4,020,809
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		6,179,000	5,651,152
			$21,990,175
Consumer Products – 1.9%
Amer Sports Co., 6.75%, 2/16/2031 (n)		$7,478,000	$7,364,530
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	3,000,000	2,850,346
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$4,626,000	4,086,500
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		9,184,000	9,189,538
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		7,576,000	7,273,403
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		4,484,000	3,814,466
			$34,578,783
Consumer Services – 4.0%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$10,525,000	$10,485,146
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		3,155,000	2,678,652
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		5,953,000	4,842,019
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		4,379,000	4,318,007
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		9,581,000	8,495,957
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		7,721,000	7,685,512
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		5,498,000	5,205,722
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		7,743,000	7,151,368
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		4,493,000	3,136,192
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		4,445,000	2,983,662
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		10,092,000	8,836,285
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		5,665,000	5,492,280
			$71,310,802
Containers – 2.3%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$2,167,000	$534,430
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		6,515,000	5,643,158
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		5,070,000	2,585,700

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – continued
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$10,110,000	$8,859,352
Crown Americas LLC, 5.25%, 4/01/2030		3,707,000	3,532,326
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		5,756,000	5,513,866
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		3,363,000	3,290,800
Crown European Holdings S.A., 4.75%, 3/15/2029 (n)	EUR	3,375,000	3,651,325
Titan Holdings II B.V., 5.125%, 7/15/2029		3,631,000	3,429,269
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$4,618,000	4,573,031
			$41,613,257
Electronics – 1.3%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$2,890,000	$2,814,119
Entegris, Inc., 4.375%, 4/15/2028 (n)		4,307,000	4,015,158
Entegris, Inc., 3.625%, 5/01/2029 (n)		3,902,000	3,453,270
Sensata Technologies B.V., 5%, 10/01/2025 (n)		8,193,000	8,087,707
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		3,585,000	3,458,693
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		2,021,000	1,809,375
			$23,638,322
Emerging Market Quasi-Sovereign – 0.1%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	1,336,000	$1,243,816
Energy - Independent – 3.8%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		$5,155,000	$5,377,614
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		1,555,000	1,654,725
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		3,169,000	3,361,491
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		10,202,000	9,713,443
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		6,102,000	6,011,759
Encino Acquisition partners Holdings LLC, 8.75%, 5/01/2031 (n)		2,733,000	2,782,890
Matador Resources Co., 6.875%, 4/15/2028 (n)		5,948,000	5,993,568
Matador Resources Co., 6.5%, 4/15/2032 (n)		2,182,000	2,162,557
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		985,000	993,795
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		8,362,000	8,126,685
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		3,401,000	3,467,029
Sitio Royalties Operating Partnership, LP, 7.875%, 11/01/2028 (n)		7,058,000	7,258,049
SM Energy Co., 6.5%, 7/15/2028		5,731,000	5,684,407
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		4,363,000	4,427,177
			$67,015,189
Energy - Integrated – 0.3%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$5,468,000	$5,658,772
Entertainment – 3.5%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$4,869,000	$4,899,201
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		9,333,000	9,108,647
Carnival Corp. PLC, 4%, 8/01/2028 (n)		3,434,000	3,139,725
Carnival Corp. PLC, 6%, 5/01/2029 (n)		4,339,000	4,204,679
Carnival Corp. PLC, 5.75%, 1/15/2030 (n)	EUR	2,598,000	2,793,558
Merlin Entertainments, 7.375%, 2/15/2031 (n)		$5,154,000	5,178,153
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		6,211,000	6,085,667
NCL Corp. Ltd., 7.75%, 2/15/2029 (n)		3,229,000	3,298,352
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		4,580,000	4,457,095
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		4,324,000	4,208,838
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		5,465,000	5,039,098
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		3,760,000	3,745,002
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		2,142,000	2,076,810
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		3,750,000	3,588,562
			$61,823,387

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 5.3%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$6,615,454	$5,690,848
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		6,490,000	6,881,023
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)		5,456,000	5,574,102
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		5,433,000	5,408,622
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		1,344,000	1,351,114
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		6,413,000	6,155,051
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		3,632,000	3,772,772
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		13,358,306	12,636,584
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		7,819,000	6,904,706
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		4,758,000	4,841,075
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)		7,108,000	7,462,334
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)		1,020,000	1,017,050
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)		1,171,000	1,224,519
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		9,325,000	9,137,444
OneMain Finance Corp., 6.875%, 3/15/2025		5,430,000	5,465,566
OneMain Finance Corp., 7.125%, 3/15/2026		7,359,000	7,425,966
OneMain Finance Corp., 5.375%, 11/15/2029		3,797,000	3,511,335
			$94,460,111
Food & Beverages – 3.2%
B&G Foods, Inc., 5.25%, 9/15/2027		$4,826,000	$4,454,905
B&G Foods, Inc., 8%, 9/15/2028 (n)		2,090,000	2,165,769
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		2,685,000	2,713,397
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		4,314,000	4,395,811
Performance Food Group Co., 5.5%, 10/15/2027 (n)		7,273,000	7,040,042
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		5,484,000	5,321,973
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		8,536,000	7,709,032
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		9,546,000	8,713,186
TreeHouse Foods, Inc., 4%, 9/01/2028		4,359,000	3,859,647
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		7,450,000	6,940,796
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)		4,093,000	3,141,111
			$56,455,669
Gaming & Lodging – 4.3%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		$3,038,000	$2,710,919
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		5,461,000	5,499,353
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		6,638,000	6,727,599
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		5,550,000	5,536,548
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		8,756,000	8,331,739
Flutter Treasury DAC, 5%, 4/29/2029 (n)	EUR	2,922,000	3,162,234
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$762,000	764,065
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		8,739,000	8,214,923
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)		4,897,000	4,101,865
Studio City Finance Ltd., 5%, 1/15/2029 (n)		3,468,000	2,949,404
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		9,795,000	8,981,197
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		7,553,000	7,116,610
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		3,244,000	2,992,029
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		6,927,000	6,427,404
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		2,703,000	2,741,551
			$76,257,440
Industrial – 1.5%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$2,500,000	$2,447,247
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		4,235,000	4,234,948
APi Escrow Corp., 4.75%, 10/15/2029 (n)		9,580,000	8,703,017
Artera Services LLC, 8.5%, 2/15/2031 (n)		4,322,000	4,422,504
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		8,353,000	7,709,646
			$27,517,362

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 3.6%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$3,241,000	$3,214,377
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	1,108,000	1,002,497
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	4,360,000	4,275,495
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	6,574,000	6,036,530
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	4,222,000	4,235,224
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	5,443,000	4,948,129
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)	6,570,000	6,465,199
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	5,442,000	4,962,450
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	3,620,000	3,621,372
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, 7.25%, 2/15/2031 (n)	3,717,000	3,669,492
Hub International Ltd., 5.625%, 12/01/2029 (n)	2,709,000	2,493,321
Hub International Ltd., 7.25%, 6/15/2030 (n)	7,924,000	8,040,237
Hub International Ltd., 7.375%, 1/31/2032 (n)	3,927,000	3,890,826
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	6,843,000	6,878,489
		$63,733,638
Machinery & Tools – 1.0%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	$10,598,000	$10,991,429
Terex Corp., 5%, 5/15/2029 (n)	6,430,000	6,015,575
		$17,007,004
Major Banks – 0.5%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$8,275,000	$8,509,207
Medical & Health Technology & Services – 6.1%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$7,225,000	$6,397,050
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	10,394,000	9,662,281
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	4,589,000	4,739,290
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	10,079,000	9,053,851
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	4,010,000	3,924,943
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	6,467,000	4,572,250
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	10,796,000	8,826,648
Encompass Health Corp., 5.75%, 9/15/2025	2,365,000	2,346,628
Encompass Health Corp., 4.75%, 2/01/2030	6,453,000	5,917,671
Encompass Health Corp., 4.625%, 4/01/2031	1,030,000	924,902
IQVIA, Inc., 5%, 5/15/2027 (n)	9,830,000	9,489,936
IQVIA, Inc., 6.5%, 5/15/2030 (n)	3,700,000	3,716,787
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	2,718,000	2,830,248
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	3,269,000	3,479,499
Star Parent, Inc., 9%, 10/01/2030 (n)	4,757,000	4,976,064
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	4,913,000	4,906,292
Tenet Healthcare Corp., 6.125%, 10/01/2028	4,454,000	4,398,116
Tenet Healthcare Corp., 4.375%, 1/15/2030	3,572,000	3,243,583
Tenet Healthcare Corp., 6.125%, 6/15/2030	6,621,000	6,507,770
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	3,395,000	3,401,733
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	4,372,000	4,287,333
		$107,602,875
Medical Equipment – 0.8%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$5,624,000	$5,929,856
Medline Borrower LP, 5.25%, 10/01/2029 (n)	8,048,000	7,492,518
		$13,422,374
Metals & Mining – 2.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$5,859,000	$5,386,285
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	16,638,000	14,648,814
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	7,374,000	4,748,822
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)	1,727,000	1,298,375
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	7,040,000	6,554,646

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis Corp., 3.25%, 11/15/2026 (n)		$5,233,000	$4,892,664
Novelis Corp., 4.75%, 1/30/2030 (n)		6,287,000	5,752,736
Novelis Corp., 3.875%, 8/15/2031 (n)		2,807,000	2,377,007
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		3,109,340	2,300,911
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		4,390,000	4,460,143
			$52,420,403
Midstream – 4.8%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		$6,154,000	$5,577,793
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		8,299,000	7,367,489
EQM Midstream Partners LP, 5.5%, 7/15/2028		9,026,000	8,791,948
EQM Midstream Partners LP, 6.375%, 4/01/2029 (n)		2,179,000	2,158,683
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		7,337,000	7,093,957
NuStar Logistics, LP, 6.375%, 10/01/2030		6,556,000	6,481,470
Prairie Acquiror LP, 9%, 8/01/2029 (n)		1,624,000	1,658,770
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		8,981,000	8,526,754
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		3,176,000	3,179,484
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		6,043,000	5,339,185
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		2,732,000	2,701,176
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		5,441,000	4,748,754
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		7,307,000	7,471,174
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		5,961,000	6,407,252
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		7,948,000	8,156,336
			$85,660,225
Network & Telecom – 0.6%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		$1,907,000	$1,897,663
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		7,862,000	7,686,507
Iliad Holding S.A.S.U., 6.875%, 4/15/2031 (n)	EUR	1,075,000	1,147,240
			$10,731,410
Oil Services – 0.7%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		$3,275,000	$3,243,720
Nabors Industries Ltd., 7.5%, 1/15/2028 (n)		1,625,000	1,540,739
Nabors Industries Ltd., 9.125%, 1/31/2030 (n)		2,567,000	2,647,051
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		5,354,000	5,319,757
			$12,751,267
Oils – 0.4%
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		$6,488,000	$6,327,687
Pharmaceuticals – 1.1%
1375209 BC Ltd., 9%, 1/30/2028 (n)		$4,340,000	$4,260,669
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		4,388,000	3,424,790
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		799,000	515,355
Grifols S.A., 3.2%, 5/01/2025	EUR	2,760,000	2,929,879
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$4,302,000	3,918,076
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		6,184,000	5,347,315
			$20,396,084
Pollution Control – 1.1%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$2,188,000	$2,156,244
GFL Environmental, Inc., 4%, 8/01/2028 (n)		6,162,000	5,585,141
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		1,927,000	1,777,638
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		2,355,000	2,125,617
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		1,190,000	1,199,620
Stericycle, Inc., 3.875%, 1/15/2029 (n)		8,436,000	7,495,755
			$20,340,015

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.7%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$6,148,000	$5,789,792
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		7,559,000	6,987,930
			$12,777,722
Printing & Publishing – 0.2%
Cimpress PLC, 7%, 6/15/2026		$4,418,000	$4,383,805
Real Estate - Other – 0.8%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		$9,008,000	$9,147,651
XHR LP, REIT, 4.875%, 6/01/2029 (n)		5,736,000	5,235,595
			$14,383,246
Restaurants – 0.5%
1011778 B.C. ULC / New Red Finance, Inc., 4%, 10/15/2030 (n)		$2,738,000	$2,361,179
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		6,482,000	5,639,592
			$8,000,771
Retailers – 2.2%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$5,003,000	$4,523,783
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		5,985,000	5,286,181
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		4,751,000	4,580,777
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	3,305,000	2,745,026
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)		$4,569,000	4,547,807
Parkland Corp., 4.625%, 5/01/2030 (n)		8,810,000	7,961,973
Penske Automotive Group Co., 3.75%, 6/15/2029		7,313,000	6,427,720
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		3,994,000	3,137,948
			$39,211,215
Specialty Stores – 0.8%
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		$3,600,000	$3,046,957
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		3,956,000	2,898,615
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		7,870,000	7,480,310
			$13,425,882
Supermarkets – 0.9%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$7,101,000	$7,170,000
Ocado Group PLC, 3.875%, 10/08/2026	GBP	3,890,000	4,226,013
Picard Bondco S.A., 5.375%, 7/01/2027	EUR	3,770,000	3,842,294
			$15,238,307
Telecommunications - Wireless – 1.0%
Altice France S.A., 5.5%, 1/15/2028 (n)		$4,925,000	$3,327,329
Altice France S.A., 5.125%, 7/15/2029 (n)		1,913,000	1,246,062
SBA Communications Corp., 3.875%, 2/15/2027		5,101,000	4,793,905
SBA Communications Corp., 3.125%, 2/01/2029		10,439,000	9,090,888
			$18,458,184
Utilities - Electric Power – 3.5%
Calpine Corp., 4.5%, 2/15/2028 (n)		$8,096,000	$7,560,595
Calpine Corp., 5.125%, 3/15/2028 (n)		5,693,000	5,400,179
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		4,755,000	4,480,873
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		12,601,000	10,653,084
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		1,626,000	1,346,348
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		1,521,000	1,514,551
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		728,000	717,882
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		6,701,000	6,243,760
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		6,495,000	6,578,708
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		5,439,000	5,358,268
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		8,444,000	7,879,690

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		$4,171,000	$3,717,733
			$61,451,671
Utilities - Gas – 0.2%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	2,556,000	$2,367,065
EP Infrastructure A.S., 1.816%, 3/02/2031		748,000	635,490
			$3,002,555
Total Bonds			$1,675,823,085
Exchange-Traded Funds – 1.5%
Special Products & Services – 1.5%
Invesco Senior Loan Fund ETF		1,268,082	$26,693,126
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		59,284	$2,104,582
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		3,250	$1,175,038
Total Common Stocks			$3,279,620
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
Pacific Gas and Electric Corp., 4.25%, 12/01/2027 (n)		$2,464,000	$2,467,696
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	62,563	$11,726

Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 5.38% (v)	57,690,527	$57,690,527
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500	Put	Exchange Traded	$ 34,938,142	177	$255,942
Other Assets, Less Liabilities – 0.7%	12,838,177
Net Assets – 100.0%	$1,779,059,899
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $57,690,527 and $1,708,531,195, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,504,708,277, representing 84.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CDI	Interbank Deposit Certificates
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	2,848,453	USD	3,041,488	HSBC Bank	7/19/2024	$8,984
EUR	561,800	USD	599,931	NatWest Markets PLC	7/19/2024	1,713
						$10,697
Liability Derivatives
USD	27,117,445	EUR	25,374,045	Morgan Stanley Capital Services, Inc.	7/19/2024	$(56,183)
USD	2,776,852	EUR	2,598,000	NatWest Markets PLC	7/19/2024	(5,404)
USD	3,152,456	EUR	2,946,375	UBS AG	7/19/2024	(2,882)
USD	3,866,712	GBP	3,103,985	BNP Paribas S.A.	7/19/2024	(13,579)
						$(78,048)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$26,949,068	$—	$1,175,038	$28,124,106
Luxembourg	—	2,104,582	—	2,104,582
United Kingdom	—	11,726	—	11,726
Non - U.S. Sovereign Debt	—	1,243,816	—	1,243,816
U.S. Corporate Bonds	—	1,368,977,292	—	1,368,977,292
Commercial Mortgage-Backed Securities	—	359	—	359
Foreign Bonds	—	308,069,314	—	308,069,314
Mutual Funds	57,690,527	—	—	57,690,527
Total	$84,639,595	$1,680,407,089	$1,175,038	$1,766,221,722
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$10,697	$—	$10,697
Forward Foreign Currency Exchange Contracts – Liabilities	—	(78,048)	—	(78,048)
For further information regarding security characteristics, see the Portfolio of Investments.
 The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/24	$1,645,052
Change in unrealized appreciation or depreciation	(470,014)
Balance as of 4/30/24	$1,175,038
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2024 is $(470,014). At April 30, 2024, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$100,708,608	$99,366,143	$142,377,738	$(1,124)	$(5,362)	$57,690,527
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,039,363	$—